CONSOLIDATED STATEMENTS OF CHANGES IN (DEFICIT) EQUITY (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Statement Of Stockholders Equity [Abstract]
Offering costs	$ 10,512